Commitments	12 Months Ended
Dec. 31, 2025
Capital commitments [abstract]
Commitments

35. Commitments

Contractual obligations and commitments	2025 £m	2024 £m
Contracted for but not provided in the financial statements:
Intangible assets	17,048	19,183
Property, plant and equipment	764	754
Investments	175	203
	17,987	20,140
The commitments related to intangible assets include milestone payments, which are dependent on successful clinical development or on meeting specified sales targets, and which represent the maximum that would be paid if all milestones, however unlikely, are achieved. The amounts disclosed are not risk-adjusted or discounted.
The change in intangible asset commitments in 2025 is mainly attributable to a decrease in milestones payable relating to the amendment to GSK’s existing agreement with CureVac and certain other project terminations, including the collaboration with
iTeos Therapeutics, Inc., as well as the strengthening of GBP against USD. This is partially offset by additions to commitments for new R&D collaborations and acquisitions, including with ABL Bio, Inc., and Jiangsu Hengrui Pharmaceuticals Co., Ltd.
Within intangible assets commitments the Group has disclosed £34 million (2024: £38 million) related to nature-based carbon credit projects, which aligns with GSK’s commitments to a net-zero, nature positive world, and within property, plant and equipment commitments of £57 million (2024: £34 million) related to the transition to a lower-carbon propellant solution.
Lease contracts that have not commenced are not disclosed as these are not material.
For the Group's commitments related to interest on debt and future finance charges on leases refer to Note 43, 'Financial instruments and related disclosures’.
The table excludes any amounts already capitalised in the financial statements for the year ended 31 December 2025.